INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 -  INTANGIBLE ASSETS, NET

Intangible assets consist of the following as of December 31, 2020:

	Useful Life (years)	Cost	Accumulated Amortization	Net
Technologies	4;5;9	$114,805	$(112,284)	$2,521
Facilities lease	19	33,500	(25,529)	7,971
Trade name	9	7,834	(7,834)	--
Customer relationships	15	2,600	(2,130)	470
Total identifiable intangible assets		$158,739	$(147,777)	$10,962

Intangible assets consist of the following as of December 31, 2019:

	Useful Life (years)	Cost	Accumulated Amortization	Net
Technologies	4;5;9	$111,108	$(110,730)	$378
Facilities lease	19	33,500	(24,241)	9,259
Trade name	9	7,702	(7,702)	--
Customer relationships	15	2,600	(1,956)	644
Total identifiable intangible assets		$154,910	$(144,629)	$10,281